Stock Compensation Expense (Details) - Schedule of equity incentive plan	12 Months Ended
Dec. 31, 2022 shares
Stock Compensation Expense (Details) - Schedule of equity incentive plan [Line Items]
2022 Omnibus Incentive Plan	12,358,689
2022 Employee Stock Purchase Plan	75,000,000
Amended 2019 Equity Incentive Plan	23,380,173
Awards Outstanding [Member]
Stock Compensation Expense (Details) - Schedule of equity incentive plan [Line Items]
2022 Omnibus Incentive Plan	1,238,667
2022 Employee Stock Purchase Plan
Amended 2019 Equity Incentive Plan	19,977,366
Awards Available for Grant [Member]
Stock Compensation Expense (Details) - Schedule of equity incentive plan [Line Items]
2022 Omnibus Incentive Plan	11,120,022
2022 Employee Stock Purchase Plan	75,000,000
Amended 2019 Equity Incentive Plan	3,402,807